EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation expenditures [Table Text Block]
Total
$
DECEMBER 31, 2021	66,348,061

Claims maintenance	26,038
Engineering	3,619,508
Exploration and camp support	8,698,630
Permitting	8,176,200
Salary and wages	1,304,283
Share-based payments	989,158

DECEMBER 31, 2022	89,161,878

Claims maintenance	25,010
Engineering	390,903
Exploration and camp support	7,252,245
Permitting	11,033,794
Salary and wages	1,726,836
Share-based payments	645,532

DECEMBER 31, 2023	110,236,198